UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2014

Date of Reporting Period: 09/30/2014

Item 1. Schedule of Investments.

	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF September 30, 2014

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		------------
COMMON STOCKS -- 93.74%
	Consumer Discretionary - Automobiles &
	Components -- 2.19%
80,000	Dorman Products, Inc. *	$ 3,204,800
72,500	Thor Industries, Inc.	3,733,750
		------------
		6,938,550
		------------
	Consumer Discretionary - Durables &
	Apparel -- 2.08%
160,000	La-Z-Boy Incorporated	3,166,400
50,000	Tupperware Brands Corporation	3,452,000
		------------
		6,618,400
		------------
	Consumer Discretionary - Media -- 2.62%
145,000	Cinemark Holdings, Inc.	4,935,800
50,000	Morningstar, Inc.	3,395,000
		------------
		8,330,800
		------------
	Consumer Discretionary -
	Retailing -- 4.90%
190,000	Ascena Retail Group, Inc. *	2,527,000
65,000	Monro Muffler Brake, Inc.	3,154,450
220,000	Pier 1 Imports, Inc.	2,615,800
40,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	4,726,800
57,500	Vitamin Shoppe, Inc. *	2,552,425
		------------
		15,576,475
		------------
	Consumer Discretionary - Services -- 5.10%
250,000	Carriage Services, Inc.	4,332,500
35,000	DineEquity, Inc.	2,855,650
37,500	Jack in the Box Inc.	2,557,125
175,000	Krispy Kreme Doughnuts, Inc. *	3,003,000
85,000	Popeyes Louisiana Kitchen, Inc. *	3,442,500
		------------
		16,190,775
		------------
	Consumer Staples - Food & Staples
	Retailing -- 2.28%
45,000	PriceSmart, Inc.	3,853,800
55,000	United Natural Foods, Inc. *	3,380,300
		------------
		7,234,100
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 1.14%
45,000	TreeHouse Foods, Inc. *	3,622,500
		------------
	Energy -- 5.21%
60,000	Atwood Oceanics, Inc. *	2,621,400
33,000	Dril-Quip, Inc. *	2,950,200
115,000	Enlink Midstream LLC	4,752,950
70,000	Rosetta Resources, Inc. *	3,119,200
40,000	SM Energy Company	3,120,000
		------------
		16,563,750
		------------
	Financials - Banks -- 4.71%
95,000	Community Bank System, Inc.	3,191,050
193,394	First Financial Bancorp.	3,061,427
175,000	FirstMerit Corporation	3,080,000
85,000	Glacier Bancorp, Inc.	2,198,100
55,000	IBERIABANK Corporation	3,438,050

		------------
		14,968,627
		------------
	Financials - Diversified -- 1.55%
70,000	Artisan Partners Asset Management Inc.	3,643,500
25,000	Waddell & Reed Financial, Inc.	1,292,250
		------------
		4,935,750
		------------
	Financials - Insurance -- 1.16%
115,000	Brown & Brown, Inc.	3,697,250
		------------
	Financials - Real Estate -- 0.84%
248,100	Summit Hotel Properties, Inc.	2,674,518
		------------
	Health Care - Equipment &
	Services -- 14.41%
87,500	Acadia Healthcare Company, Inc. *	4,243,750
90,000	Cardiovascular Systems, Inc. *	2,126,700
45,000	Cyberonics, Inc. *	2,302,200
22,500	DexCom, Inc. *	899,775
185,000	Globus Medical, Inc. - Class A *	3,638,950
39,000	HeartWare International, Inc. *	3,027,570
54,400	Insulet Corporation *	2,004,640
235,000	Merit Medical Systems, Inc. *	2,791,800
21,500	MWI Veterinary Supply, Inc. *	3,190,600
160,000	Omnicell, Inc. *	4,372,800
45,000	Sirona Dental Systems, Inc. *	3,450,600
72,500	STERIS Corporation	3,912,100
45,000	Teleflex Incorporated	4,726,800
75,000	Thoratec Corporation *	2,004,750
130,000	Tornier N.V. *	3,107,000
		------------
		45,800,035
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 1.81%
120,000	Prestige Brands Holdings, Inc. *	3,884,400
20,000	TECHNE Corporation	1,871,000
		------------
		5,755,400
		------------
	Industrials - Capital Goods -- 10.07%
71,000	A.O. Smith Corporation	3,356,880
95,000	Beacon Roofing Supply, Inc. *	2,420,600
92,500	Generac Holdings Inc. *	3,749,950
60,000	HEICO Corporation	2,802,000
64,500	Middleby Corporation (The) *	5,684,385
50,000	RBC Bearings Incorporated	2,835,000
57,500	Regal-Beloit Corporation	3,694,375
145,000	Rexnord Corporation *	4,125,250
70,000	Woodward Inc.	3,333,400
		------------
		32,001,840
		------------
	Industrials - Commercial & Professional
	Services -- 4.49%
65,000	G&K Services, Inc. - Class A	3,599,700
365,000	InnerWorkings, Inc. *	2,952,850
160,000	KAR Auction Services, Inc.	4,580,800
165,000	SP Plus Corporation *	3,128,400
		------------
		14,261,750
		------------
	Industrials - Transportation -- 6.33%
122,300	Echo Global Logistics, Inc. *	2,880,165
65,000	Hub Group, Inc. - Class A *	2,634,450
175,000	Knight Transportation, Inc.	4,793,250
195,000	Marten Transport, Ltd.	3,472,950
145,000	Roadrunner Transportation Systems, Inc. *	3,304,550
80,000	XPO Logistics, Inc. *	3,013,600
		------------
		20,098,965
		------------
	Information Technology - Hardware &

	Equipment -- 0.77%
25,000	Palo Alto Networks, Inc. *	2,452,500
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 1.18%
75,000	Cavium, Inc. *	3,729,750
		------------
	Information Technology - Software &
	Services -- 18.01%
145,000	Bottomline Technologies (de), Inc. *	4,000,550
115,000	Cardtronics, Inc. *	4,048,000
106,700	DealerTrack Holdings, Inc. *	4,631,847
90,000	Euronet Worldwide, Inc. *	4,301,100
160,000	EVERTEC, Inc.	3,574,400
150,000	Fortinet, Inc. *	3,789,750
80,000	Jack Henry & Associates, Inc.	4,452,800
24,500	MercadoLibre, Inc.	2,661,925
110,000	Qualys, Inc. *	2,926,000
70,000	SolarWinds, Inc. *	2,943,500
55,000	Syntel, Inc. *	4,836,700
255,000	Tangoe, Inc. *	3,455,250
155,000	VeriFone Systems, Inc. *	5,328,900
47,500	WEX Inc. *	5,240,200
12,500	Workday, Inc. *	1,031,250
		------------
		57,222,172
		------------
	Materials -- 2.89%
68,500	AptarGroup, Inc.	4,157,950
110,000	RPM International, Inc.	5,035,800
		------------
		9,193,750
		------------
	TOTAL COMMON STOCKS
	(cost $213,456,091)	297,867,657
		------------
SHORT-TERM INVESTMENTS -- 6.75%
	Commercial Paper - 6.20%
$450,000	B.A.T. International Finance p.l.c.
	10/01/14, 0.22%	450,000
1,000,000	Bacardi Corporation 10/01/14, 0.27%	1,000,000
875,000	Integrys Energy Group, Inc.
	10/02/14, 0.25%	874,994
1,600,000	Bemis Company, Inc. 10/03/14, 0.25%	1,599,978
1,650,000	Integrys Energy Group, Inc.
	10/06/14, 0.25%	1,649,943
1,000,000	VW Credit, Inc. 10/06/14, 0.25%	999,965
1,000,000	Georgia-Pacific LLC 10/07/14, 0.23%	999,962
400,000	Hyundai Capital America, Inc.
	10/07/14, 0.22%	399,985
1,000,000	Rockwell Collins, Inc. 10/08/14, 0.24%	999,953
750,000	Valspar Corporation (The) 10/09/14, 0.26%	749,957
1,350,000	Bayer AG 10/10/14, 0.21%	1,349,929
1,375,000	Kroger Co. (The) 10/14/14, 0.23%	1,374,886
1,300,000	NorthWestern Corporation 10/16/14, 0.27%	1,299,854
1,200,000	Valspar Corporation (The) 10/17/14, 0.25%	1,199,867
1,175,000	CBS Corporation 10/20/14, 0.25%	1,174,845
575,000	Bemis Company, Inc. 10/21/14, 0.24%	574,923
500,000	VW Credit, Inc. 10/22/14, 0.24%	499,930
1,175,000	Bell Canada 10/23/14, 0.26%	1,174,813
1,325,000	Integrys Energy Group, Inc.
	11/03/14, 0.28%	1,324,660
		------------
		19,698,444
		------------
	Variable Rate Security - 0.55%
1,752,814	Fidelity Institutional Money
	Market Fund - Class I	1,752,814
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $21,451,258)	21,451,258
		------------
	TOTAL SECURITY HOLDINGS
	(cost $234,907,349) - 100.49%	319,318,915
		------------

LIABILITIES, NET OF OTHER ASSETS - (0.49)%	(1,560,296)
------------
TOTAL NET ASSETS
(basis of percentages
disclosed above) - 100%	$317,758,619
------------
------------

* Non-income producing.

As of September 30, 2014, investment cost for federal tax purposes was
$234,620,319 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$90,084,541
Unrealized depreciation	(5,385,945)
-----------
Net unrealized appreciation	$84,698,596
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment
speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$297,867,657
Variable Rate Security	1,752,814
Level 2 -
Commercial Paper	19,698,444
Level 3 -
None	--
------------
Total	319,318,915
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 11/05/2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 11/05/2014

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/05/2014